Schedule I - Condensed Financial Information Of Parent (Statement of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 1,690	$ 1,878	$ 1,823
Cash Flows From Investing Activities:
Other	2	12	2
Net cash used in investing activities	(1,310)	(1,048)	(1,096)
Cash flows from financing activities:
Dividends on common stock	(382)	(375)	(368)
Short-term debt and credit facility borrowings, net	(148)	(481)	(221)
Issuances:
Long-term debt	882
Common stock		65	80
Net cash provided by (used in) financing activities	(426)	(1,120)	(804)
Net change in cash and cash equivalents	(46)	(290)	(77)
Cash and cash equivalents at beginning of year	248	538
Cash and cash equivalents at end of year	184	248	538
Noncash financing activity – dividends on common stock	(7)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	532	804	241
Cash Flows From Investing Activities:
Money pool advances, net	24	(276)	18
Intercompany notes receivable, net	(20)	358	242
Investments in subsidiaries	(2)	(94)	(13)
Return of investments	21	3	1
Other	(5)	(5)
Net cash used in investing activities	18	(14)	248
Cash flows from financing activities:
Dividends on common stock	(382)	(375)	(368)
Short-term debt and credit facility borrowings, net	(148)	(481)	(221)
Issuances:
Common stock		65	80
Net cash provided by (used in) financing activities	(530)	(791)	(509)
Net change in cash and cash equivalents	20	(1)	(20)
Cash and cash equivalents at beginning of year	3	4	24
Cash and cash equivalents at end of year	23	3	4
Cash dividends received from consolidated subsidiaries	610	730	368
Noncash financing activity – dividends on common stock	$ (7)